UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2015

Date of reporting period: July 31, 2015

Item 1.	Schedule of Investments

Schedule of Investments July 31, 2015	(Unaudited)

LSV Value Equity Fund	Shares	Value (000)
Common Stock (98.9%)
Aerospace & Defense (3.0%)
Boeing	38,200	$5,507
Engility Holdings*	18,316	401
L-3 Communications Holdings, Cl 3	69,900	8,071
Northrop Grumman	117,900	20,398
Raytheon	89,700	9,785
Vectrus*	6,533	152

		44,314

Agricultural Operations (1.2%)
Archer-Daniels-Midland	369,400	17,517

Agricultural Products (1.3%)
Bunge	99,300	7,929
Ingredion	120,500	10,628

		18,557

Air Freight & Logistics (0.7%)
FedEx	61,300	10,508

Aircraft (0.4%)
Delta Air Lines	125,400	5,560

Apparel Retail (0.2%)
Abercrombie & Fitch, Cl A	147,300	2,959

Asset Management & Custody Banks (1.3%)
Ameriprise Financial	78,700	9,890
State Street	121,100	9,272

		19,162

Automotive (2.9%)
Autoliv	88,400	9,300
Ford Motor	1,179,700	17,495
General Motors	273,100	8,605
Lear	70,600	7,347

		42,747

Banks (10.1%)
Bank of America	952,600	17,033
CIT Group	130,700	6,148
Fifth Third Bancorp	415,700	8,759
Huntington Bancshares	1,055,300	12,315
JPMorgan Chase	597,900	40,974
Keycorp	493,100	7,318
PNC Financial Services Group	163,500	16,052
Regions Financial	602,700	6,262
SunTrust Banks	212,900	9,440
Wells Fargo	384,600	22,257

		146,558

Biotechnology (2.3%)
Amgen	87,200	15,398
Baxalta	222,300	7,298
Gilead Sciences	43,950	5,180
Myriad Genetics*	58,500	1,996
United Therapeutics*	22,200	3,760

		33,632

Broadcasting, Newspapers & Advertising (0.5%)
TEGNA	256,300	7,466

Cable & Satellite (0.8%)
Time Warner Cable, Cl A	64,200	12,199

Chemicals (1.0%)
Eastman Chemical	104,000	8,153
Huntsman	321,000	6,099
Olin	9,600	221

		14,473

	Shares	Value (000)
Commercial Printing (1.0%)
Deluxe	110,200	$7,100
RR Donnelley & Sons	410,800	7,210

		14,310

Commercial Services (0.3%)
Western Union	214,700	4,345

Commodity Chemicals (0.3%)
Cabot	144,300	5,077

Computer & Electronics Retail (0.4%)
GameStop, Cl A	131,500	6,029

Computers & Services (4.5%)
EMC	223,200	6,002
Hewlett-Packard	369,800	11,286
Microsoft	126,900	5,926
Oracle	210,600	8,412
Seagate Technology	247,700	12,534
Symantec	309,900	7,047
Western Digital	164,900	14,191

		65,398

Construction & Engineering (0.3%)
Tutor Perini*	200,300	4,192

Electrical Services (5.0%)
American Electric Power	275,600	15,591
Edison International	92,600	5,557
Entergy	135,300	9,609
Exelon	238,700	7,660
FirstEnergy	243,400	8,266
Public Service Enterprise Group	412,700	17,197
SCANA	152,000	8,329

		72,209

Fertilizers & Agricultural Chemicals (0.7%)
CF Industries Holdings	178,000	10,538

Financial Services (4.6%)
Capital One Financial	89,300	7,260
Citigroup	427,600	24,998
Discover Financial Services	156,400	8,729
Goldman Sachs Group	83,100	17,041
Morgan Stanley	217,700	8,455

		66,483

Food, Beverage & Tobacco (1.1%)
Tyson Foods, Cl A	353,500	15,678

General Merchandise Stores (0.9%)
Big Lots	145,700	6,291
Target	78,000	6,384

		12,675

Health Care Equipment (0.6%)
Baxter International	222,300	8,910

Household Products, Furniture & Fixtures (1.0%)
Whirlpool	81,200	14,432

Insurance (13.2%)
Aetna	196,500	22,199
Allstate	264,800	18,258
American Financial Group	209,500	14,445
Anthem	134,900	20,811
Assurant	138,400	10,325
Chubb	74,100	9,213
CIGNA	75,000	10,804
Genworth Financial, Cl A*	393,400	2,758
Hartford Financial Services Group	220,400	10,480
Lincoln National	290,600	16,366
MetLife	179,400	10,000

Schedule of Investments July 31, 2015	(Unaudited)

LSV Value Equity Fund	Shares	Value (000)
Insurance (continued)
Prudential Financial	187,200	$16,541
Stancorp Financial Group	122,100	13,922
Travelers	156,800	16,639

		192,761

IT Consulting & Other Services (0.7%)
Amdocs	179,100	10,504

Machinery (2.5%)
AGCO	178,700	9,830
Caterpillar	106,100	8,343
Deere	194,030	18,350

		36,523

Motorcycle Manufacturers (0.6%)
Harley-Davidson	144,200	8,407

Multimedia (0.6%)
Viacom, Cl B	147,100	8,385

Office Electronics (0.7%)
Xerox	866,600	9,550

Oil & Gas Equipment & Services (0.7%)
Halliburton	136,600	5,709
National Oilwell Varco	106,700	4,495

		10,204

Paper Packaging (0.1%)
WestRock	27,290	1,721

Petroleum & Fuel Products (10.3%)
Apache	75,700	3,472
Chevron	218,500	19,333
ConocoPhillips	159,600	8,034
Ensco, Cl A	141,900	2,353
Exxon Mobil	396,300	31,391
Helmerich & Payne	52,000	3,002
Marathon Oil	220,900	4,641
Marathon Petroleum	343,200	18,763
Murphy Oil	76,500	2,508
Noble	196,400	2,347
Paragon Offshore	65,466	49
Phillips 66	219,400	17,442
Tesoro	156,100	15,195
Valero Energy	327,100	21,458

		149,988

Petroleum Refining (0.3%)
Hess	74,500	4,396

Pharmaceuticals (6.7%)
Johnson & Johnson	360,500	36,126
Merck	158,100	9,321
Pfizer	1,436,100	51,786

		97,233

Printing & Publishing (0.6%)
Gannett	128,150	1,621
Lexmark International, Cl A	221,400	7,525

		9,146

Reinsurance (2.9%)
Endurance Specialty Holdings	102,300	7,109
Everest Re Group	96,000	17,579
PartnerRe	59,500	8,090
Validus Holdings	215,100	9,970

		42,748

Retail (2.4%)
Kohl’s	271,600	16,655
Kroger	290,400	11,395

	Shares/Face Amount (000)	Value (000)
Retail (continued)
Macy’s	97,400	$6,726

		34,776

Semi-Conductors/Instruments (2.4%)
Flextronics International*	383,800	4,226
Intel	801,900	23,215
Sanmina*	114,223	2,521
Vishay Intertechnology	486,600	5,586

		35,548

Steel & Steel Works (0.2%)
Steel Dynamics	179,300	3,591

Technology Distributors (0.5%)
Insight Enterprises*	277,400	7,487

Telephones & Telecommunications (6.8%)
AT&T	1,081,577	37,574
Cisco Systems	1,000,300	28,429
Corning	566,700	10,586
Harris	73,154	6,067
Verizon Communications	353,900	16,559

		99,215

Thrifts & Mortgage Finance (0.3%)
Radian Group	214,600	3,961

Total Common Stock
(Cost $1,056,155)		1,442,072

Repurchase Agreement (1.0%)
Morgan Stanley 0.080%, dated 7/31/15, to be repurchased on 08/03/15, repurchase price $14,300 (collateralized by various US Treasury Notes, par values ranging from $1 to $3,960, 0.375% — 3.000%, 4/30/16 to 5/15/45; with a total market value of $14,586)	$14,300	14,300

Total Repurchase Agreement
(Cost $14,300)		14,300

Total Investments — 99.9%
(Cost $1,070,455)†		$1,456,372

Percentages are based on Net Assets of $1,457,568 (000).

*	Non-income producing security.

†	At July 31, 2015, the tax basis cost of the Fund’s investment was $1,070,455(000), and the unrealized appreciation and depreciation were $456,728(000) and ($70,811(000)) respectively.

Cl — Class

Schedule of Investments July 31, 2015	(Unaudited)

The following is a list of the level of inputs used as of July 31, 2015, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,442,072	$—	$—	$1,442,072
Repurchase Agreement	—	14,300	—	14,300
Total Investments in Securities	$1,442,072	$14,300	$—	$1,456,372

For the period ended July 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended July 31, 2015, there were no level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

LSV-QH-001-2400

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 28, 2015

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 28, 2015